Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	InterContinental Hotels Group PLC
Entity Central Index Key	0000858446
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	183,112,379
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Entity File Number	1-10409
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Windsor Dials,
Entity Address, Address Line Two	Arthur Road
Entity Address, City or Town	Windsor
Entity Address, Country	GB
Entity Address, Postal Zip Code	SL4 1RS
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PricewaterhouseCoopers LLP	Ernst & Young LLP
Auditor Firm ID	876	1438
Auditor Location	London, United Kingdom	London, United Kingdom
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1 Windsor Dials,
Entity Address, Address Line Two	Arthur Road
Entity Address, City or Town	Windsor
Entity Address, Country	GB
Entity Address, Postal Zip Code	SL4 1RS
Local Phone Number	1753 972000
City Area Code	44
Contact Personnel Name	Nicolette Henfrey
Contact Personnel Email Address	companysecretariat@ihg.com
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	IHG
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	IHG
Title of 12(b) Security	Ordinary Shares of 20 340/399 pence each
Security Exchange Name	NYSE